Organization and principal activities	12 Months Ended
Dec. 31, 2011
Organization and principal activities
1	Organization and principal activities

Mindray Medical International Limited (“MMIL”, “Mindray International” or the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on June 10, 2005 under the Companies Law of the Cayman Islands.

The Company is a leading developer, manufacturer and marketer of medical devices worldwide. The Company maintains its global operational headquarters in Shenzhen, the PRC, U.S. headquarters in Mahwah, New Jersey, and sales offices in major international markets. From its main manufacturing and engineering base in the PRC and through the worldwide distributor and direct sales networks, the Company supplies internationally a broad range of products across three primary business segments: patient monitoring and life support products, in-vitro diagnostic products, and medical imaging systems.

On March 9, 2010, the Company completed a public offering of 4,000,000 American Depository shares (“ADS”), representing 4,000,000 Class A ordinary shares at $38.20 per ADS.